Expense Example {- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - K PRO-08 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Class K	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906